Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Equity [Abstract]
Other comprehensive income (loss) allocated to noncontrolling interests	$ (2)	$ 2